VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
VALUATION AND QUALIFYING ACCOUNTS
AVON PRODUCTS, INC. AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS
Years ended December 31, 2015, 2014 and 2013

		Additions
(In millions) Description	Balance at Beginning of Period	Charged to Costs and Expenses		Charged to Revenue	Deductions		Balance at End of Period
2015
Allowance for doubtful accounts receivable	$93.7	$144.1		$—	$(160.2)	(1)	$77.6
Allowance for sales returns	13.2	—		190.8	(194.9)	(2)	9.1
Allowance for inventory obsolescence	98.9	45.4		—	(73.0)	(3)	71.3
Deferred tax asset valuation allowance	1,362.6	609.5	(4)	—	—		1,972.1
2014
Allowance for doubtful accounts receivable	$118.4	$171.1		$—	$(195.8)	(1)	$93.7
Allowance for sales returns	14.5	—		240.9	(242.2)	(2)	13.2
Allowance for inventory obsolescence	113.9	78.4		—	(93.4)	(3)	98.9
Deferred tax asset valuation allowance	942.1	420.5	(4)	—	—		1,362.6
2013
Allowance for doubtful accounts receivable	$121.3	$209.2		$—	$(212.1)	(1)	$118.4
Allowance for sales returns	23.2	—		274.2	(282.9)	(2)	14.5
Allowance for inventory obsolescence	134.4	82.0		—	(102.5)	(3)	113.9
Deferred tax asset valuation allowance	786.1	156.0	(4)	—	—		942.1

(1)	Accounts written off, net of recoveries and foreign currency translation adjustment.

(2)	Returned product destroyed and foreign currency translation adjustment.

(3)	Obsolete inventory destroyed and foreign currency translation adjustment.

(4)	Increase in valuation allowance primarily for deferred tax assets that are not more likely than not to be realized in the future.